PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Gross Carrying Amount:
Balance at January 1, 2021	$9,289	$8,697	$4,321	$8,593	$30,900
Additions, net of disposals	478	434	423	429	1,764
Assets held by subsidiaries disposed during the period	(2,300)	(15)	—	—	(2,315)
Non-cash additions (disposals)(1)	34	(107)	88	(532)	(517)
Acquisitions through business combinations(2)	180	134	9,865	—	10,179
Net foreign currency exchange differences	(116)	(145)	165	(166)	(262)
Balance at December 31, 2021	$7,565	$8,998	$14,862	$8,324	$39,749
Additions, net of disposals	500	561	797	575	2,433
Acquisitions through business combinations(2)	109	—	—	52	161
Non-cash (disposals) additions	(154)	126	(17)	(12)	(57)
Assets reclassified as held for sale(3)	—	(8)	—	—	(8)
Net foreign currency exchange differences	(743)	(340)	(963)	(754)	(2,800)
Balance at December 31, 2022	$7,277	$9,337	$14,679	$8,185	$39,478

Accumulated depreciation:
Balance at January 1, 2021	$(1,613)	$(1,404)	$(356)	$(263)	$(3,636)
Depreciation expense	(352)	(481)	(270)	(419)	(1,522)
Disposals	19	9	17	—	45
Assets held by subsidiaries disposed during the period	663	12	—	—	675
Net foreign currency exchange differences	11	56	(16)	8	59
Non-cash disposals	—	140	3	45	188
Balance at December 31, 2021	$(1,272)	$(1,668)	$(622)	$(629)	$(4,191)
Depreciation expense	(327)	(468)	(418)	(384)	(1,597)
Disposals	22	5	—	—	27
Assets reclassified as held for sale(3)	—	4	—	—	4
Non-cash disposals	—	—	11	41	52
Net foreign currency exchange differences	123	87	47	52	309
Balance at December 31, 2022	$(1,454)	$(2,040)	$(982)	$(920)	$(5,396)

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Accumulated fair value adjustments:
Balance at January 1, 2021	$2,934	$1,048	$338	$—	$4,320
Fair value adjustments	134	48	70	—	252
Net foreign currency exchange differences	(26)	(50)	—	—	(76)
Assets held by subsidiaries disposed during the period	(1,399)	—	—	—	(1,399)
Balance at December 31, 2021	$1,643	$1,046	$408	$—	$3,097
Fair value adjustments	175	75	118	—	368
Net foreign currency exchange differences	(179)	(73)	(4)	—	(256)
Balance at December 31, 2022	$1,639	$1,048	$522	$—	$3,209

Net book value:
December 31, 2022(4)	$7,462	$8,345	$14,219	$7,265	$37,291
December 31, 2021	$7,936	$8,376	$14,648	$7,695	$38,655

(1)Non-cash additions (disposals) within the data segment primarily relates to revisions to the purchase price allocation at our telecom tower operation in India. Refer to Note 7, Acquisition of Businesses, for additional information.
(2)See Note 7, Acquisition of Businesses, for additional information.
(3)See Note 6, Assets and Liabilities Classified as Held for Sale, for additional information.
(4)Includes right-of-use assets of $126 million (2021: $118 million) in our utilities segment, $1,014 million (2021: $1,179 million) in our transport segment, $345 million (2021: $389 million) in our midstream segment and $1,973 million (2021: $2,287 million) in our data segment.
The partnership’s property, plant, and equipment is measured at fair value on a recurring basis with an effective date of revaluation for all asset classes of December 31, 2022 and 2021. Brookfield Infrastructure determined fair value under the income method or on a depreciated replacement cost basis. Assets under development were revalued where fair value could be reliably measured.
The following table summarizes the valuation techniques and significant inputs for the valuation of property, plant and equipment using the income method, categorized by segment.

	Dec. 31, 2022				Dec. 31, 2021
Segment	Valuation Technique(1)	Discount Rate	Terminal Value Multiple	Investment Horizon	Valuation Technique(1)	Discount Rate	Terminal Value Multiple	Investment Horizon
Utilities	Discounted cash flow model	7% to 11%	18x	10 to 20 yrs	Discounted cash flow model	7% to 11%	20x	10 to 20 yrs
Transport	Discounted cash flow model	8% to 14%	9x to 15x	10 yrs	Discounted cash flow model	7% to 14%	9x to 15x	10 yrs
Midstream	Discounted cash flow model	15%	10x	5 to 10 yrs	Discounted cash flow model	15%	10x	5 to 10 yrs

(1)Certain businesses are valued using the replacement cost method as a result of their underlying operations. Replacement costs are determined with guidance from independent studies and third party evaluators.
An increase in the discount rate would lead to a decrease in the fair value of property, plant and equipment. Conversely, an increase to the terminal value multiple would increase the fair value of property, plant and equipment. Our partnership has classified all property, plant and equipment under level 3 of the fair value hierarchy.
At December 31, 2022, Brookfield Infrastructure carried out an assessment of the fair value of its utilities property, plant and equipment, resulting in a gain from revaluation of $175 million (2021: $134 million) which was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. The key driver behind the revaluation gain recorded was growth in underlying cash flows at our U.K. regulated distribution business, as a result of additional connections and increased tariffs.
At December 31, 2022, Brookfield Infrastructure carried out an assessment of the fair value of its transport property, plant and equipment. A gain from revaluation of $75 million (2021: $48 million) was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. Stronger volumes and higher charges and tariffs were the main contributors to the gain.
At December 31, 2022, Brookfield Infrastructure carried out an assessment of the fair value of its midstream property, plant and equipment. A gain from revaluation of $118 million (2021: $70 million) was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. Underlying valuation assumptions in the midstream segment remain relatively consistent with the prior year with the current year’s gain attributable to favorable market conditions and organic growth.
At December 31, 2022, Brookfield Infrastructure carried out an assessment of the fair value of its data property, plant and equipment, which are measured using replacement cost approach. No revaluation gains were recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income (2021: $nil).
The following table summarizes the carrying amount of property, plant and equipment that would have been recognized had assets been carried under the cost model, inclusive of purchase price allocations.

US$ MILLIONS	Dec. 31, 2022	Dec. 31, 2021
Utilities	$6,048	$6,504
Transport	7,510	7,557
Midstream	13,778	14,300
Data	7,266	7,694